Contingencies	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Contingencies	Contingencies
Litigation

We are routinely involved in legal proceedings, claims, disputes, regulatory matters and governmental inspections or investigations arising in the ordinary course of or incidental to our business, including those noted below. Additionally, as a result of the impact of COVID-19, litigation claims, enforcement actions, regulatory actions and investigations, including, but not limited to, those arising from personal injury and loss of life, have been and may, in the future, be asserted against us. We expect many of these claims and actions, or any settlement of these claims and actions, to be covered by insurance and historically the maximum amount of our liability, net of any insurance recoverables, has been limited to our self-insurance retention levels.

We record provisions in the consolidated financial statements for pending litigation when we determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated.

Legal proceedings and government investigations are subject to inherent uncertainties, and unfavorable rulings or other events could occur. Unfavorable resolutions could involve substantial monetary damages. In addition, in matters for which conduct remedies are sought, unfavorable resolutions could include an injunction or other order prohibiting us from selling one or more products at all or in particular ways, precluding particular business practices or requiring other remedies. An unfavorable outcome might result in a material adverse impact on our business, results of operations, financial position or liquidity.

As previously disclosed, on May 2, 2019, two lawsuits were filed against Carnival Corporation in the U.S. District Court for the Southern District of Florida under Title III of the Cuban Liberty and Democratic Solidarity Act, also known as the Helms-
Burton Act, alleging that Carnival Corporation “trafficked” in confiscated Cuban property when certain ships docked at certain ports in Cuba, and that this alleged “trafficking” entitles the plaintiffs to treble damages. In the matter filed by Havana Docks Corporation, the hearings on motions for summary judgment were concluded on January 18, 2022. On March 21, 2022, the court granted summary judgment in favor of Havana Docks Corporation as to liability. On August 31, 2022, the court determined that the trebling provision of the Helms-Burton statute applies to damages and interest and accordingly, we adjusted our estimated liability for this matter. The court held a status conference on September 22, 2022, at which time it was determined that a jury trial is no longer necessary. On December 30, 2022, the court entered judgment against Carnival in the amount of $110 million plus $4 million in fees and costs. We intend to appeal. In the matter filed by Javier Bengochea on December 20, 2021, the court issued an order inviting an amicus brief from the U.S. government on several issues involved in the appeal. The U.S. government filed its brief and the court ordered the parties to respond. On May 6, 2022 we filed our response brief. On November 23, 2022, the Eleventh Circuit entered an order affirming the dismissal of the case in our favor. We believe that any final liability which may arise as a result of these actions is unlikely to have a material impact on our consolidated financial statements.

As previously disclosed, on April 8, 2020, DeCurtis LLC (“DeCurtis”), a former vendor, filed an action against Carnival Corporation in the U.S. District Court for the Middle District of Florida seeking declaratory relief that DeCurtis is not infringing on several of Carnival Corporation’s patents in relation to its OCEAN Medallion systems and technology. The action also raises certain monopolization claims under The Sherman Antitrust Act of 1890, unfair competition and tortious interference, and seeks declaratory judgment that certain Carnival Corporation patents are unenforceable. DeCurtis seeks damages, including its fees and costs, and seeks declarations that it is not infringing and/or that Carnival Corporation’s patents are unenforceable. On April 10, 2020, Carnival Corporation filed an action against DeCurtis in the U.S. District Court for the Southern District of Florida for breach of contract, trade secrets violations and patent infringement. Carnival Corporation seeks damages, including its fees and costs, as well as an order permanently enjoining DeCurtis from engaging in such activities. These two cases have now been consolidated in the Southern District of Florida. On April 25, 2022, we moved for summary judgment on our breach of contract claims and on all of DeCurtis’s claims. DeCurtis also filed a motion for summary judgment on certain portions of our claims. Both motions for summary judgment were fully briefed. On July 28, 2022, the court adopted the Magistrate Judge’s report and recommendation granting our opening claim construction brief and denying DeCurtis’s motion for summary judgment regarding the invalidity of various patent claims. On November 11, 2022, the Magistrate Judge entered a Report and Recommendation which recommended that the Court enter an order denying our motion for summary judgment and granting in part and denying in part DeCurtis’s motion for summary judgment. Both parties have filed objections to the Report and Recommendation. The court has set the trial date for February 27, 2023. We believe the ultimate outcome will not have a material impact on our consolidated financial statements.

COVID-19 Actions

We have been named in a number of individual actions related to COVID-19. These actions include tort claims based on a variety of theories, including negligence and failure to warn. The plaintiffs in these actions allege a variety of injuries: some plaintiffs confined their claim to emotional distress, while others allege injuries arising from testing positive for COVID-19. A smaller number of actions include wrongful death claims. Substantially all of these individual actions have now been dismissed or settled for immaterial amounts.

As of November 30, 2022, 11 purported class actions have been brought by former guests in several U.S. federal courts, the Federal Court in Australia, and in Italy. These actions include tort claims based on a variety of theories, including negligence, gross negligence and failure to warn, physical injuries and severe emotional distress associated with being exposed to and/or contracting COVID-19 onboard. As of November 30, 2022, nine of these class actions have either been settled individually for immaterial amounts or had their class allegations dismissed by the courts and only the Australian and Italian matters remain.

All COVID-19 matters seek monetary damages and most seek additional punitive damages in unspecified amounts.

We continue to take actions to defend against the above claims.

Regulatory or Governmental Inquiries and Investigations

We have been, and may continue to be, impacted by breaches in data security and lapses in data privacy, which occur from time to time. These can vary in scope and intent from inadvertent events to malicious motivated attacks.

As previously disclosed, on June 24, 2022, we finalized a settlement with the New York Department of Financial Services (“NY DFS”) in connection with previously disclosed cybersecurity events, pursuant to which we have paid an amount that did not have a material impact on our consolidated financial statements. In addition, as previously disclosed, we finalized a settlement with the State Attorneys General from 46 states in connection with the same cybersecurity events, pursuant to which we have paid an amount that did not have a material impact on our consolidated financial statements. All previously disclosed cyber incidents have now been resolved.
We have incurred legal and other costs in connection with cyber incidents that have impacted us. The penalties and settlements paid in connection with cyber incidents over the last three years were not material. While these incidents did not have a material adverse effect on our business, results of operations, financial position or liquidity, no assurances can be given about the future and we may be subject to future litigation, attacks or incidents that could have such a material adverse effect.

On March 14, 2022, the U.S. Department of Justice and the U.S. Environmental Protection Agency notified us of potential civil penalties and injunctive relief for alleged Clean Water Act violations by owned and operated vessels covered by the 2013 Vessel General Permit. We are working with these agencies to reach a resolution of this matter. We believe the ultimate outcome will not have a material impact on our consolidated financial statements.

Other Contingent Obligations
Some of the debt contracts we enter into include indemnification provisions obligating us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes or changes in laws which increase the lender’s costs. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses.
We have agreements with a number of credit card processors that transact customer deposits related to our cruise vacations. Certain of these agreements allow the credit card processors to request, under certain circumstances, that we provide a reserve fund in cash. Although the agreements vary, these requirements may generally be satisfied either through a withheld percentage of customer payments or providing cash funds directly to the credit card processor. As of November 30, 2022 and 2021, we had $1.7 billion and $1.1 billion in reserve funds related to our customer deposits provided to satisfy these requirements which are included within other assets. We continue to expect to provide reserve funds under these agreements. Additionally, as of November 30, 2022 and 2021, we had $30 million of cash collateral in escrow which is included within other assets.